LVIP T. Rowe Price 2060 Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.72%
INVESTMENT COMPANIES–51.72%
Equity Funds–36.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	116,145	$1,490,840
LVIP SSGA S&P 500 Index Fund	393,921	13,075,804
LVIP SSGA Small-Cap Index Fund	31,739	1,098,794
		15,665,438
Fixed Income Fund–0.57%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	23,533	243,525
		243,525
International Equity Fund–14.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	458,126	6,000,990
		6,000,990
Total Affiliated Investments (Cost $17,799,454)		21,909,953

UNAFFILIATED INVESTMENTS–48.34%
INVESTMENT COMPANIES–48.34%
Equity Funds–35.38%
**T. Rowe Price Emerging Markets Discovery Stock Fund	73,635	1,278,302
**T. Rowe Price Growth Stock Fund	34,597	4,204,968
**T. Rowe Price Mid-Cap Growth Fund	7,278	749,257
**T. Rowe Price Mid-Cap Value Fund	19,157	638,508
**T. Rowe Price New Horizons Fund	7,306	416,774
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	168,264	$2,880,673
**T. Rowe Price Small-Cap Value Fund	11,064	617,394
**T. Rowe Price Value Fund	85,648	4,201,033
		14,986,909
Fixed Income Funds–0.25%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	655	6,197
**T. Rowe Price U.S. Treasury Long-Term Fund	13,753	99,982
		106,179
International Equity Funds–11.51%
**T. Rowe Price Emerging Markets Stock Fund	27,246	1,146,521
**T. Rowe Price International Stock Fund	61,907	1,410,246
**T. Rowe Price International Value Equity Fund	102,234	2,318,659
		4,875,426
International Fixed Income Fund–0.09%
**T. Rowe Price International Bond Fund	4,313	36,921
		36,921
Money Market Fund–1.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	470,894	470,894
		470,894
Total Unaffiliated Investments (Cost $16,801,473)		20,476,329

TOTAL INVESTMENTS–100.06% (Cost $34,600,927)	42,386,282
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(24,959)
NET ASSETS APPLICABLE TO 2,485,108 SHARES OUTSTANDING–100.00%	$42,361,323

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2060 Fund–1

LVIP T. Rowe Price 2060 Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.72%@
Equity Funds-36.98%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,168,542	$564,210	$220,000	$(16,366)	$(5,546)	$1,490,840	116,145	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	10,124,784	3,019,294	1,085,000	(36,336)	1,053,062	13,075,804	393,921	—	—
✧✧LVIP SSGA Small-Cap Index Fund	897,601	195,412	50,000	(2,210)	57,991	1,098,794	31,739	—	—
Fixed Income Fund-0.57%@
✧✧LVIP SSGA Bond Index Fund	158,083	75,001	—	—	10,441	243,525	23,533	—	—
International Equity Fund-14.17%@
✧✧LVIP SSGA International Index Fund	4,410,328	926,853	475,000	(787)	1,139,596	6,000,990	458,126	1,853	—
Total	$16,759,338	$4,780,770	$1,830,000	$(55,699)	$2,255,544	$21,909,953		$1,853	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2060 Fund–2